Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule of Variable Interest Entities

The following is a summary of the Company’s involvement with VIEs as of September 30, 2015:

	Company carrying value-assets	Company carrying value-liabilities	Face value of assets held by the VIEs	Face value of liabilities issued by the VIEs
Assets
Consolidated VIEs
European Fund Manager	$330	$21	$330	$21
Unconsolidated VIEs
European Fund Carry Co.	$-	$-	$11	$12
Retained CDO Bonds	$11,568	$-	$1,425,914	$1,317,815

The following is a summary of the Company’s involvement with VIEs as of December 31, 2014:

	Company carrying value-assets	Company carrying value-liabilities	Face value of assets held by the VIEs	Face value of liabilities issued by the VIEs
Assets
Consolidated VIEs
European Fund Manager	$-	$-	$-	$-
Unconsolidated VIEs
European Fund Carry Co.	$-	$-	$-	$-
Retained CDO Bonds	$4,293	$-	$1,691,854	$1,547,693

The Company has four unconsolidated VIEs as of December 31, 2014 and three unconsolidated VIEs as of December 31, 2013. The following is a summary of the Company’s involvement with consolidated VIEs and unconsolidated VIEs as of December 31, 2014:

	Company	Company	Face value of	Face value of
	carrying	carrying	of assets held	of liabilities issued
	value-assets	value-liabilities	by the VIEs	by the VIEs
Assets
Consolidated VIEs
Gramercy Europe Asset Management (European Fund Manager)	$-	$-	$-	$-
Unconsolidated VIEs
Gramercy Europe Asset Management (European Fund Carry Co.)	$-	$-	$-	$-
Retained CDO Bonds	$4,293	$-	$1,691,854	$1,547,693

The following is a summary of the Company’s involvement with VIEs as of December 31, 2013:

	Company	Company	Face value of	Face value of
	carrying	carrying	of assets held	of liabilities issued
	value-assets	value-liabilities	by the VIEs	by the VIEs
Assets
Unconsolidated VIEs
Retained CDO Bonds	$6,762	$-	$2,156,218	$1,948,901

Schedule of Retained Collateralized Debt Obligation Bonds

A summary of the Company’s Retained CDO Bonds as of September 30, 2015 is as follows:

Description	Number of Securities	Face Value	Amortized Cost	Gross Unrealized Gain	Other-than-temporary impairment	Fair Value	Weighted Average Expected Life
Available for Sale, Non-investment Grade:
Retained CDO Bonds	9	$372,222	$5,905	$5,663	$-	$11,568	2.9
Total	9	$372,222	$5,905	$5,663	$-	$11,568	2.9

A summary of the Company’s Retained CDO Bonds as of December 31, 2014 is as follows:

Description	Number of Securities	Face Value	Amortized Cost	Gross Unrealized Gain (Loss)	Other-than-temporary impairment	Fair Value	Weighted Average Expected Life
Available for Sale, Non-investment Grade:
Retained CDO Bonds	9	$365,399	$4,759	$(466)	$(4,816)	$4,293	4.8 years
Total	9	$365,399	$4,759	$(466)	$(4,816)	$4,293	4.8 years

Other Than Temporary Impairment Credit Losses Recognized in Earnings

The following table summarizes the activity related to credit losses on the Retained CDO Bonds for the nine months ended September 30, 2014:

Balance as of December 31, 2013 of credit losses on Retained CDO Bonds for which a portion of an OTTI was recognized in other comprehensive income	$2,002
Additions to credit losses:
On Retained CDO Bonds for which an OTTI was not previously recognized	-
On Retained CDO Bonds for which an OTTI was previously recognized and a portion of an OTTI was recognized in other comprehensive income	743
On Retained CDO Bonds for which an OTTI was previously recognized without any portion of OTTI recognized in other comprehensive income	-
Reduction for credit losses:
On Retained CDO Bonds for which no OTTI was recognized in other comprehensive income at current measurement date	-
On Retained CDO Bonds sold during the period	-
On Retained CDO Bonds charged off during the period	-
For increases in cash flows expected to be collected that are recognized over the remaining life of the Retained CDO Bonds	-
Balance as of September 30, 2014 of credit losses on Retained CDO Bonds for which a portion of an OTTI was recognized in other comprehensive income	$2,745

The following table summarizes the activity related to credit losses on the Retained CDO Bonds for the year ended December 31, 2014:

Balance as of December 31, 2013 of credit losses on Retained CDO Bonds for which a portion of an OTTI was recognized in other comprehensive income	$2,002
Additions to credit losses:
On Retained CDO Bonds for which an OTTI was not previously recognized	-
On Retained CDO Bonds for which an OTTI was previously recognized and a portion of an OTTI was recognized in other comprehensive income	4,816
On Retained CDO Bonds for which an OTTI was previously recognized without any portion of OTTI recognized in other comprehensive income	-
Reduction for credit losses:	-
On Retained CDO Bonds for which no OTTI was recognized in other comprehensive income at current measurement date	-
On Retained CDO Bonds sold during the period	-
On Retained CDO Bonds charged off during the period	-
For increases in cash flows expected to be collected that are recognized over the remaining life of the Retained CDO Bonds	-
Balance as of December 31, 2014 of credit losses on Retained CDO Bonds for which a portion of an OTTI was recognized in other comprehensive income	$6,818

Schedule of Intangible Assets and Acquired Lease Obligations

Intangible assets and acquired lease obligations consist of the following:

	September 30, 2015	December 31, 2014
Intangible assets:
In-place leases, net of accumulated amortization of $40,132 and $13,581	$296,698	$181,426
Above-market leases, net of accumulated amortization of $3,977 and $1,520	24,292	14,380
Below-market ground rent, net of accumulated amortization of $122 and $67	3,431	4,425
Total intangible assets	$324,421	$200,231
Intangible liabilities:
Below-market leases, net of accumulated amortization of $14,523 and $3,932	$211,063	$51,853
Above-market ground rent, net of accumulated amortization of $125 and $29	3,546	1,973
Total intangible liabilities	$214,609	$53,826

Intangible assets and acquired lease obligations consist of the following:

	December 31, 2014	December 31, 2013
Intangible assets:
In-place leases, net of accumulated amortization of $13,581 and $1,318	$181,426	$32,773
Above-market leases, net of accumulated amortization of $1,520 and $278	14,380	8,187
Below-market ground rent, net of accumulated amortization of $67 and $0	4,425	-
Total intangible assets	$200,231	$40,960
Intangible liabilities:
Below-market leases, net of accumulated amortization of $3,932 and $300	$51,853	$6,077
Above-market ground rent, net of accumulated amortization of $29 and $0	1,973	-
Total intangible liabilities	$53,826	$6,077

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

The following table provides the weighted-average amortization period as of September 30, 2015 for intangible assets and liabilities and the projected amortization expense for the next five years.

	Weighted-Average Amortization Period	October 1 to December 31, 2015	2016	2017	2018	2019
In-place leases
Total to be included in depreciation and amortization expense	10.9	$10,726	$40,232	$36,497	$34,080	$30,049

Above-market lease assets	9.0	860	3,425	3,364	2,795	2,711
Below-market lease liabilities	21.5	(3,457)	(13,575)	(10,276)	(10,201)	(10,099)

Total to be included in rental revenue		$(2,597)	$(10,150)	$(6,912)	$(7,406)	$(7,388)

Below-market ground rent	37.4	23	92	92	92	92
Above-market ground rent	37.8	(23)	(94)	(94)	(94)	(94)

Total to be included in property operating expense		$-	$(2)	$(2)	$(2)	$(2)

The following table provides the weighted-average amortization period as of December 31, 2014 for intangible assets and liabilities and the projected amortization expense for the next five years.

	Weighted-
	Average
	Amortization
	Period	2015	2016	2017	2018	2019
In-place leases	9.1	$23,047	$23,034	$22,192	$21,838	$20,124
Total to be included in depreciation and amortization expense		$23,047	$23,034	$22,192	$21,838	$20,124

Above-market lease assets	10.6	$1,578	$1,564	$1,555	$1,554	$1,346
Below-market lease liabilities	9.5	(5,867)	(5,867)	(5,863)	(5,808)	(5,732)

Total to be included in rental revenue		$(4,289)	$(4,303)	$(4,308)	$(4,254)	$(4,386)

Below-market ground rent	38.5	$119	$119	$119	$119	$119
Above-market ground rent	38.9	(51)	(51)	(51)	(51)	(51)

Total to be included in property operating expense		$68	$68	$68	$68	$68

Schedule of Share-Based Payment Awards, Stock Options, Valuation Assumptions

The fair value of each stock option granted is estimated on the date of grant for options issued to employees, and quarterly awards to non-employees, using the Black-Scholes option-pricing model, with the following weighted average assumptions for grants in 2015 and 2014:

	2015	2014
Dividend yield	5.20%	2.50%
Expected life of option	5.0 years	5.0 years
Risk-free interest rate	1.72%	1.81%
Expected stock price volatility	29.00%	41.00%

The fair value of each stock option granted is estimated on the date of grant for options issued to employees, and quarterly awards to non-employees, using the Black-Scholes option pricing model with the following weighted average assumptions for grants in 2014 and 2013.

	2014	2013
Dividend yield	2.50%	5.50%
Expected life of option	5.0 years	5.0 years
Risk-free interest rate	1.81%	0.72%
Expected stock price volatility	41.00%	53.00%

Capitalized Software Costs [Member]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

The following table provides the weighted-average amortization period as of September 30, 2015 for capitalized software and the projected amortization expense for the next five years.

	Weighted-Average Amortization Period	October 1 to December 31, 2015	2016	2017	2018	2019
Capitalized software costs	1.7	$157	$593	$142	$32	$-
Total to be included in depreciation and amortization expense		$157	$593	$142	$32	$-

The following table provides the weighted-average amortization period as of December 31, 2014 for capitalized software and the projected amortization expense for the next five years.

	Weighted-
	Average
	Amortization
	Period	2015	2016	2017	2018	2019
Capitalized software costs	1.9	$491	$454	$3	$-	$-
Total to be included in depreciation and amortization expense		$491	$454	$3	$-	$-

Contract Intangible Asset [Member]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

The following table provides the weighted-average amortization periods as of September 30, 2015 for contract intangible assets and the projected amortization expense for the next five years.

	Weighted-Average Amortization Period	October 1 to December 31, 2015	2016	2017	2018	2019
Contract intangible asset	2.8	$12	$46	$46	$23	$-
Total to be included in property management expense		$12	$46	$46	$23	$-

The following table provides the weighted-average amortization periods as of December 31, 2014 for contract intangible assets and the projected amortization expense for the next five years.

	Weighted-
	Average
	Amortization
	Period	2015	2016	2017	2018	2019
Contract intangible asset	3.5	$137	$137	$137	$69	$-
Total to be included in depreciation and amortization expense		$137	$137	$137	$69	$-